Leases - Summary of Lease Cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease expense	¥ 40,670	¥ 41,126	¥ 44,754
Short-term lease expense	13,884	12,730	13,543
Total lease expense	¥ 54,554	¥ 53,856	¥ 58,297
Cash paid for amounts included in the measurement of lease liabilities:
Weighted-average remaining lease term (in years) - operating leases	1 year 9 months 18 days
Weighted-average discount rate - operating leases	4.80%